CALDWELL & ORKIN - GATOR CAPITAL LONG/SHORT FUND
SCHEDULE OF INVESTMENTS
January 31, 2021 (Unaudited)

COMMON STOCKS — LONG — 88.97%	Shares	Fair Value

Banks — 25.82%
Ameris Bancorp	5,900	$ 230,749
Axos Financial, Inc.(a)	5,900	229,805
BankUnited, Inc.	14,000	485,100
CIT Group, Inc.	7,600	280,440
Citizens Financial Group, Inc.	10,500	382,620
ConnectOne Bancorp, Inc.	9,400	199,750
Dime Community Bancshares, Inc.	10,900	173,310
Financial Institutions, Inc.	4,520	103,463
First BanCorp.	62,800	571,481
Flushing Financial Corp.	12,100	221,188
OFG Bancorp	21,400	367,652
Popular, Inc.	7,000	397,250
Republic First Bancorp, Inc.(a)	63,200	176,960
Sterling Bancorp	19,500	359,970
Western Alliance Bancorp	6,000	409,080
		4,588,818
Casinos & Gaming — 3.83%
Las Vegas Sands Corp.	6,000	288,540
Melco Resorts & Entertainment Ltd. - ADR	12,000	191,880
MGM Resorts International	7,000	199,920
		680,340
Coal Mining — 1.39%
SunCoke Energy, Inc.	50,000	246,500

Communications Equipment — 1.37%
Juniper Networks, Inc.	10,000	244,200

Computer Hardware & Storage — 2.17%
Dell Technolodies, Inc., Class C(a)	4,000	291,560
Hewlett Packard Enterprise Co.	7,500	92,550
		384,110
Consumer Finance — 16.77%
Ally Financial, Inc.	13,000	491,920
Capital One Financial Corp.	4,600	479,596
Navient Corp.	45,300	509,852
OneMain Holdings, Inc.	12,000	558,719
SLM Corp.	37,000	513,560
Synchrony Financial	12,600	423,990
		2,977,637

CALDWELL & ORKIN - GATOR CAPITAL LONG/SHORT FUND
SCHEDULE OF INVESTMENTS - continued
January 31, 2021 (Unaudited)

COMMON STOCKS — LONG — 88.97% - continued	Shares	Fair Value
Diversified Banks — 5.76%
Barclays PLC, Sponsored - ADR	59,000	$ 429,520
Citigroup, Inc.	5,300	307,347
Deutsche Bank AG(a)	28,500	288,420
		1,025,287
Fabricated Metal & Hardware — 1.51%
Ampco-Pittsburgh Corp.(a)	41,622	269,711

Institutional Brokerage — 8.02%
Arlington Asset Investment Corp., Class A(a)	91,500	331,230
Credit Suisse Group AG - ADR	27,000	352,350
Goldman Sachs Group, Inc. (The)	1,500	406,755
Morgan Stanley	5,000	335,250
		1,425,585
Insurance Brokers & Services — 0.36%
Kingstone Cos., Inc.	9,116	63,903

Investment Companies — 1.97%
BBX Capital, Inc.(a)	64,781	349,817

Life Insurance — 1.13%
Lincoln National Corp.	4,400	200,156

Local Tv & Radio Broadcast — 1.31%
Entercom Communications Corp., Class A	50,000	232,500

Lodging — 0.71%
Bluegreen Vacations Holding Corp.(a)	9,618	125,900

Mortgage Finance — 5.39%
Anworth Mortgage Asset Corp.	158,500	386,740
Ladder Capital Corp.	10,700	105,181
MGIC Investment Corp.	28,900	338,708
New Residential Investment Corp.	13,500	126,765
		957,394
P&C Insurance — 3.30%
Ambac Financial Group, Inc.(a)	18,700	269,654
NMI Holdings, Inc., Class A(a)	15,000	318,150
		587,804

CALDWELL & ORKIN - GATOR CAPITAL LONG/SHORT FUND
SCHEDULE OF INVESTMENTS - continued
January 31, 2021 (Unaudited)

COMMON STOCKS — LONG — 88.97% - continued	Shares	Fair Value
Professional Services — 0.78%
H&R Block, Inc.	8,000	$ 137,840

Real Estate Services — 3.12%
Cushman & Wakefield PLC(a)	3,000	42,990
Realogy Holdings Corp.(a)	36,000	511,200
		554,190
Retail REITs — 1.48%
Seritage Growth Properties, Class A(a)	4,800	85,488
Site Centers Corp.	16,000	177,440
		262,928
Wealth Management — 2.78%
Ameriprise Financial, Inc.	2,500	494,675

Total Common Stocks — Long— (Cost $13,384,944)		15,809,295

PREFERRED STOCKS — LONG — 0.99%

Specialty Finance — 0.99%
Federal National Mortgage Association(a)	9,625	87,203
Federal National Mortgage Association, Series T, 8.25%(a)	17,500	87,885

Total Preferred Stocks — Long— (Cost $341,772)		175,088

WARRANTS — LONG — 0.46%

Ampco-Pittsburgh Corp., Expires 08/01/25, Strike Price $6(a)	91,000	81,900

Total Warrants — Long— (Cost $27,297)		81,900

MONEY MARKET FUNDS - 12.80%

First American Treasury Obligations Fund, Class X, 0.03%(b)	2,274,430	2,274,430

Total Money Market Funds (Cost $2,274,430)		2,274,430

Total Investments — 103.22% (Cost $16,028,442)		18,340,713

CALDWELL & ORKIN - GATOR CAPITAL LONG/SHORT FUND
SCHEDULE OF INVESTMENTS - continued
January 31, 2021 (Unaudited)

Fair Value
Liabilities in Excess of Other Assets — (3.24)%	$ (575,785)

NET ASSETS — 100.00%	$ 17,764,928

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of January 31, 2021.

ADR	- American Depositary Receipt.
ETF	- Exchange-Traded Fund

CALDWELL & ORKIN - GATOR CAPITAL LONG/SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT
January 31, 2021 (Unaudited)

COMMON STOCKS — SHORT — (15.45)%	Shares	Fair Value

Banks — (11.98)%
Capitol Federal Financial, Inc.	(27,000)	$ (335,340)
City Holding Co.	(2,301)	(158,884)
Commerce Bancshares, Inc.	(2,309)	(154,357)
Community Bank System, Inc.	(1,350)	(87,548)
CVB Financial Corp.	(10,000)	(194,300)
Glacier Bancorp, Inc.	(1,000)	(46,650)
Independent Bank Corp.	(2,000)	(150,160)
Lakeland Financial Corp.	(3,000)	(176,100)
Park National Corp.	(1,700)	(183,617)
Southside Bancshares, Inc.	(3,500)	(109,795)
Stock Yards Bancorp, Inc.	(3,200)	(144,640)
Tompkins Financial Corp.	(1,700)	(113,679)
United Bankshares, Inc.	(4,500)	(142,470)
Westamerica Bancorp	(2,400)	(133,968)
(2,131,508)
Consumer Finance — (0.85)%
American Express Co.	(1,300)	(151,138)

Industrial Reit — (1.67)%
Duke Realty Corp.	(7,500)	(296,700)

P&C Insurance — (0.95)%
Palomar Holdings, Inc.(a)	(1,700)	(169,303)

Total Common Stocks - Short (Proceeds Received $2,469,691)		(2,748,649)

EXCHANGE-TRADED FUNDS — SHORT — (5.05)%

Exchange-Traded Funds — -5.05%
Direxion Daily Financial Bear 3X Shares	(8,000)	(58,960)
Direxion Shares ETF Trust Direxion Daily Regional Banks Bull 3X Shares	(6,300)	(837,396)

Total Exchange-Traded Funds (Cost $(627,881))		(896,356)

CALDWELL & ORKIN - GATOR CAPITAL LONG/SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT - continued
January 31, 2021 (Unaudited)

Fair Value

TOTAL SECURITIES SOLD SHORT - (20.50)% (Proceeds Received $3,097,572)	$ (3,645,005)

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of January 31, 2021.

ADR	- American Depositary Receipt.
ETF	- Exchange-Traded Fund

As of January 31, 2021, the net unrealized appreciation (depreciation) of investments, including short securities, for tax purposes was as follows:

Unrealized appreciation	$3,074,815
Unrealized depreciation	(1,859,118)
Net unrealized depreciation on investments	1,215,697
Tax cost of investments	$13,480,011

The Caldwell & Orkin – Gator Capital Long/Short Fund (the “Fund”), formerly the Caldwell & Orkin Market Opportunity Fund, is the only investment portfolio of The Caldwell & Orkin Funds, Inc. (the “Company”), an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and incorporated under the laws of the State of Maryland on August 15, 1989. The Fund’s investment objective is to provide long-term capital growth with a short-term focus on capital preservation. Gator Capital Management, LLC (the “Adviser”) is the Fund’s investment adviser.

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities Valuation

Securities are stated at the closing price on the date at which the net asset value (“NAV”) is being determined. If the date of determination is not a trading date, or the closing price is not otherwise available, the last bid price is used for a fair value instead. Debt securities are valued at the price provided by an independent pricing service. Any assets or securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”) in accordance with the Fund’s Fair Value Pricing Policy.

Securities Transactions and Related Investment Income

The Fund follows industry practice and records securities transactions on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are determined using the specific identification method. Interest income which includes amortization of premium and accretion of discount, is accrued as earned.

Fair Value Measurements

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

Level 2 –   quoted prices which are not active quoted prices for similar assets or liabilities in active markets or inputs other than quoted process that are observable (either directly or indirectly) for substantially the full term of the asset of liability

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The following is a summary of the inputs used as of January 31, 2021 in valuing the Fund’s investments:

Investments in Securities*	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$15,809,295	$-	$-	$15,809,295
Preferred Stocks	175,088	-	-	175,088
Warrants	81,900	-	-	81,900
Money Market Funds	2,274,430	-	-	2,274,430
Total	$18,340,713	$-	$-	$18,340,713

Liabilities
Securities Sold Short
Common Stocks	$(2,748,649)	$-	$-	$(2,748,649)
Exchange-Traded Funds	(896,356)	-	-	(896,356)
Total	$(3,645,005)	$-	$-	$(3,645,005)

* For detailed industry descriptions, see the accompanying Schedule of Investments.

The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

Short Sales and Segregated Cash

Short sales are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To initiate such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date, completing the transaction.

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates.

All short sales must be fully collateralized. The Fund maintains the collateral in segregated accounts consisting of cash and/or U.S. Government securities sufficient to collateralize the market value of its short positions. Typically, the segregated cash with brokers and other financial institutions exceeds the minimum required. Deposits with brokers for securities sold short are invested in money market instruments. Segregated cash is held at the custodian in the name of the broker per a tri-party agreement between the Fund, the custodian, and the broker.

The Fund may also sell short “against the box”, i.e., the Fund enters into a short sale as described above, while holding an offsetting long position in the same security which it sold short. If the Fund enters into a short sale against the box, it will segregate an equivalent amount of securities owned by the Fund as collateral while the short sale is outstanding.

The Fund limits the value of its short positions (excluding short sales “against the box”) to 60% of the Fund’s total net assets. At January 31, 2021, the Fund had approximately 20.50% of its total net assets in short positions.